COMPASS 2 AND 3 VARIABLE ACCOUNTS:

                          Total Return Variable Account



                      Supplement to the Current Prospectus

Effective October 1, 2005, the Portfolio Managers section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the Variable Account is set forth below.

Total Return Variable Account

Portfolio Manager                    Primary Role           Since    Title and Five Year History
William P. Douglas                 Mortgage Backed          2004     Vice President of MFS;  employed in the investment
                                   Debt Securities                   management  area of MFS since 2004. Vice President
                                  Portfolio Manager                  and  Senior   Mortgage   Analyst   at   Wellington
                                                                     Management Company, LLP from 1994 to 2004.

Kenneth J. Enright             Multi-Cap Value Equities     1999     Senior  Vice  President  of MFS;  employed  in the
                                  Portfolio Manager                  investment management area of MFS since 1986.

Steven R. Gorham               Large-Cap Value Equities     2002     Senior  Vice  President  of MFS;  employed  in the
                                  Portfolio Manager                  investment management area of MFS since 1992.

Richard O. Hawkins              Debt Securities            October   Senior Vice President of MFS; employed in the
                                  Portfolio Manager        2005      investment management area of MFS since 1988.

Alan T. Langsner               Multi-Cap Value Equities     2004     Vice President of MFS;  employed in the investment
                                  Portfolio Manager                  management area of MFS since 1999.

Michael W. Roberge                 Debt Securities          2002     Executive Vice  President of MFS;  employed in the
                                  Portfolio Manager                  investment management area of MFS since 1996.

Brooks Taylor                    Lead/Large-Cap Value       2004     Senior  Vice  President  of MFS;  employed  in the
                              Equities Portfolio Manager             investment management area of MFS since 1996.


                The date of this Supplement is September 1, 2005.